6. Debt - Future Commitments (Details) - Quarter One Report [Member] - USD ($)	Mar. 31, 2015	Dec. 31, 2014
2015	$ 2,348,290
2016	2,544,357
Less: unamortized debt discount	(2,038,838)
Less: current maturities	(1,617,666)
Debt - long term	$ 1,237,144	$ 995,022